Commitments and Contingencies - Schedule Future Minimum Lease Payments Under Operating Leases (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Future minimum lease payment
2016		$ 622,226
2016 (remaining three months)	$ 306,563
2017	645,976	503,644
2018	509,198	496,515
2019	517,977	513,893
2020 and beyond	265,940	265,940
Total future minimum lease payment	$ 2,245,654	$ 2,402,218